Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2023
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 34

Supplemental guarantor information required

under SEC regulations
Joint liability of UBS Switzerland AG
In 2015, the Personal & Corporate Banking

and Wealth Management businesses booked in Switzerland were transferred from

UBS AG

to

UBS

Switzerland AG

through

an

asset

transfer

in accordance

with

the

Swiss

Merger

Act.

Under

the
terms of the asset transfer agreement,

UBS Switzerland AG assumed joint liability for

contractual obligations of UBS AG
existing on

the asset

transfer date,

including the

full and

unconditional guarantee

of certain

registered

debt securities
issued by UBS AG. To

reflect this joint liability,

UBS Switzerland AG is presented in a separate

column as a subsidiary co-
guarantor.
The

joint

liability

of

UBS

Switzerland AG

for

contractual

obligations

of

UBS AG

decreased

in

2023

by

USD
1.0
bn

to
USD 3.3
bn as of 31 December 2023. The

decrease substantially relates to a

combination of contractual maturities, early
extinguishments, fair value movements and foreign currency effects.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2023
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 11,181 7,229 9,057 (5,022) 22,444
Interest expense from financial instruments measured at

amortized cost
(14,797) (3,055) (7,699) 5,907 (19,643)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 891 785 952 (864) 1,765
Net interest income (2,725) 4,959 2,310 22 4,566
Other net income from financial instruments measured

at fair value through
profit or loss 7,879 1,031 1,105 (81) 9,934
Fee and commission income 2,581 5,067 13,350 (598) 20,399
Fee and commission expense (705) (456) (1,214) 585 (1,790)
Net fee and commission income 1,876 4,611 12,136 (13) 18,610
Other income 2,994 228 1,542 (4,198) 566
Total revenues 10,023 10,829 17,092 (4,269) 33,675
Credit loss expense / (release) 18 57 31 37 143
Personnel expenses 3,356 2,201 10,097 0 15,655
General and administrative expenses 3,951 3,840 6,155 (2,828) 11,118
Depreciation, amortization and impairment of non-financial

assets
888 411 1,048 (109) 2,238
Operating expenses 8,195 6,452 17,301 (2,937) 29,011
Operating profit / (loss) before tax 1,810 4,320 (240) (1,370) 4,521
Tax expense / (benefit) 251 779 224 (48) 1,206
Net profit / (loss) 1,559 3,540 (463) (1,321) 3,315
Net profit / (loss) attributable to non-controlling interests 0 0 25 0 25
Net profit / (loss) attributable to shareholders 1,559 3,540 (488) (1,321) 3,290
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared

in accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2023
Comprehensive income attributable to shareholders
Net profit / (loss) 1,559 3,540 (488) (1,321) 3,290
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax 79 1,523 222 (975) 849
Financial assets measured at fair value through other comprehensive income, net of tax
3
4 1 0 5
Cash flow hedges, net of tax
707 679 23 (9) 1,400
Cost of hedging, net of tax (19) 0 (19)
Total other comprehensive income that may be reclassified to the income statement, net of tax 771 2,202 245 (984) 2,235
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax (82) (36) (19) 0 (136)
Own credit on financial liabilities designated at fair value, net of tax
(790) (790)
Total other comprehensive income that will not be reclassified to the income statement, net of tax (872) (36) (19) 0 (927)
Total other comprehensive income (101) 2,167 226 (984) 1,308
Total comprehensive income attributable to shareholders 1,458 5,707 (262) (2,305) 4,598
Total comprehensive income attributable to non-controlling interests 27 27
Total comprehensive income 1,458 5,707 (235) (2,305) 4,625
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary

financial information”

at ubs.com/in

vestors for

information prepared

in accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG

significant sub-groups, as well as standalone information for other subsidiaries.

3 Effective 1 April 2022, a portfolio of assets previously
classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 13a for more information.

Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2023
Assets
Cash and balances at central banks 49,620 87,044 35,142 171,806
Amounts due from banks 61,579 6,241 16,696 (56,311) 28,206
Receivables from securities financing transactions measured at amortized cost 61,116 63 37,022 (24,073) 74,128
Cash collateral receivables on derivative instruments 34,048 1,640 9,124 (12,512) 32,300
Loans and advances to customers 91,940 255,205 93,581 (35,093) 405,633
Other financial assets measured at amortized cost 24,403 9,149 23,429 (2,647) 54,334
Total financial assets measured at amortized cost 322,705 359,343 214,995 (130,636) 766,407
Financial assets at fair value held for trading 121,947 101 14,463 (1,412) 135,098 of which: assets pledged as collateral that may be
sold or repledged by counterparties 51,325 0 5,930 (12,731) 44,524
Derivative financial instruments 126,916 5,845 40,190 (41,223) 131,728
Brokerage receivables 12,924 7,959 0 20,883
Financial assets at fair value not held for trading 46,658 10,022 29,688 (22,613) 63,754
Total financial assets measured at fair value through profit or loss 308,444 15,968 92,300 (65,249) 351,463
Financial assets measured at fair value

through other comprehensive income 1,957 276 2,233
Investments in subsidiaries and associates 52,134 37 2 (51,190) 983
Property, equipment and software 5,842 1,798 3,687 (284) 11,044
Goodwill and intangible assets 212 5,974 79 6,265
Deferred tax assets 1,488 147 7,633 (24) 9,244
Other non-financial assets 5,366 1,748 1,256 7 8,377
Total assets 698,149 379,042 326,124 (247,298) 1,156,016
Liabilities
Amounts due to banks

55,680 44,170 58,769 (141,898) 16,720
Payables from securities financing transactions measured at
amortized cost 14,329 336 15,288 (24,171) 5,782
Cash collateral payables on derivative instruments 35,148 1,076 11,091 (12,430) 34,886
Customer deposits 108,279 293,133 118,168 36,094 555,673
Funding from UBS Group AG measured at amortized cost 67,282 67,282
Debt issued measured at amortized cost 58,729 11,042 12 0 69,784
Other financial liabilities measured at amortized cost 6,589 2,974 6,147 (2,997) 12,713
Total financial liabilities measured at amortized cost 346,036 352,731 209,475 (145,402) 762,840
Financial liabilities at fair value held for trading 27,280 248 5,508 (1,325) 31,712
Derivative financial instruments 135,272 6,223 40,436 (41,225) 140,707
Brokerage payables designated at fair value 30,724 11,552 0 42,275
Debt issued designated at fair value 85,424 986 (69) 86,341
Other financial liabilities designated at fair value 14,392 21,081 (8,107) 27,366
Total financial liabilities measured at fair value through profit or loss 293,092 6,471 79,564 (50,726) 328,401
Provisions 1,903 208 413 (1) 2,524
Other non-financial liabilities 1,572 1,377 3,688 46 6,682
Total liabilities 642,602 360,788 293,140 (196,083) 1,100,448
Equity attributable to shareholders 55,546 18,254 32,649 (51,215) 55,234
Equity attributable to non-controlling interests 335 0 335
Total equity 55,546 18,254 32,984 (51,215) 55,569
Total liabilities and equity 698,149 379,042 326,124 (247,298) 1,156,016
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG standalone

and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2023
Net cash flow from / (used in) operating activities (23,275) (3,041) (1,886) (28,202)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets (1) (3) (4)
Disposal of subsidiaries, associates and intangible assets
2
109 109
Purchase of property, equipment and software (427) (287) (569) (1,283)
Disposal of property, equipment and software 33 33
Net (purchase) / redemption of financial assets measured

at fair value through other comprehensive
income 15 15 30
Purchase of debt securities measured at amortized cost
(9,561) (1,431) (3,251) (14,244)
Disposal and redemption of debt securities measured at amortized cost
4,890 1,625 3,920 10,435
Net cash flow from / (used in) investing activities (4,942) (94) 112 (4,924)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) 7,138 (1) 44 7,181
Distributions paid on UBS AG shares (6,000) (6,000)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
101,956 2,007 588 104,551
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(84,366) (1,017) (159) (85,541)
Net cash flows from other financing activities (249) (251) (501)
Net activity related to group internal capital transactions and dividends 3,698 (2,944) (754) 0
Net cash flow from / (used in) financing activities 22,177 (1,954) (532) 19,690
Total cash flow
Cash and cash equivalents at the beginning of the year 63,608 86,232 45,359 195,200
Net cash flow from / (used in) operating, investing and financing activities
(6,040) (5,089) (2,306) (13,435)
Effects of exchange rate differences on cash and cash equivalents 591 7,860 253 8,704
Cash and cash equivalents at the end of the year
4
58,159 89,003 43,307 190,469
of which: cash and balances at central banks
4
49,537 87,044 35,142 171,723
of which: amounts due from banks
4
2,763 1,448 7,866 12,078
of which: money market paper
4,5
5,858 511 299 6,668
1 Cash flows generally represent a third-party

view from a UBS AG consolidated

perspective, except for Net activity

related to group internal capital transactions

and dividends.

2 Includes dividends received from
associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Balances with an original maturity of three months or less. USD
4,553
m of cash and cash equivalents were restricted.

5 Money market paper is
included in the balance sheet under Financial assets at fair value not held for trading, Other financial assets measured at amortized cost and Financial assets at fair value held for trading.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2022
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 4,824 3,894 4,661 (1,575) 11,803
Interest expense from financial instruments measured at

amortized cost
(5,449) (736) (2,604) 2,093 (6,696)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 881 546 431 (449) 1,410
Net interest income 257 3,704 2,488 68 6,517
Other net income from financial instruments measured

at fair value through
profit or loss 5,541 900 940 112 7,493
Fee and commission income 2,875 4,865 13,766 (660) 20,846
Fee and commission expense (684) (464) (1,327) 652 (1,823)
Net fee and commission income 2,191 4,401 12,439 (8) 19,023
Other income 6,732 203 3,329 (8,382) 1,882
Total revenues 14,721 9,208 19,197 (8,210) 34,915
Credit loss expense / (release) (17) 50 (3) (1) 29
Personnel expenses 3,251 1,995 9,835 0 15,080
General and administrative expenses 3,374 3,258 5,029 (2,660) 9,001
Depreciation, amortization and impairment of non-financial

assets
871 340 744 (109) 1,845
Operating expenses 7,496 5,592 15,607 (2,769) 25,927
Operating profit / (loss) before tax 7,242 3,566 3,592 (5,440) 8,960
Tax expense / (benefit) (28) 638 1,083 151 1,844
Net profit / (loss) 7,270 2,928 2,509 (5,592) 7,116
Net profit / (loss) attributable to non-controlling interests
0 0 32 0 32
Net profit / (loss) attributable to shareholders 7,270 2,928 2,477 (5,592) 7,084
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone

information. Refer to the UBS

AG standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at ubs.com/investors

for information prepared

in accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column includes consolidated

information for

the UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement

of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2022
Comprehensive income attributable to shareholders
Net profit / (loss) 7,270 2,928 2,477 (5,592) 7,084
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (114) (197) (506) 298 (519)
Financial assets measured at fair value through other comprehensive income, net of tax
3
(3) 0 9 0 6
Cash flow hedges, net of tax
(2,791) (1,359) (631) (12) (4,793)
Cost of hedging, net of tax 45 45
Total other comprehensive income that may be reclassified to the income statement, net of tax (2,863) (1,555) (1,128) 286 (5,260)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 170 (112) 23 0 81
Own credit on financial liabilities designated at fair value, net of tax
796 796
Total other comprehensive income that will not be reclassified to the income statement, net of tax 966 (112) 23 0 877
Total other comprehensive income (1,897) (1,667) (1,104) 286 (4,383)
Total comprehensive income attributable to shareholders 5,373 1,261 1,373 (5,306) 2,701
Total comprehensive income attributable to non-controlling interests 18 18
Total comprehensive income 5,373 1,261 1,391 (5,306) 2,719
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2

The

”Other subsidiaries“

column includes

consolidated information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG

significant sub-groups, as well as standalone information for other subsidiaries.

3 Effective 1 April 2022, a portfolio of assets previously
classified as Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 13a for more information.

Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2022
Assets
Cash and balances at central banks 48,689 84,465 36,291 0 169,445
Amounts due from banks 39,691 6,357 19,063 (50,441) 14,671
Receivables from securities financing transactions measured at amortized cost 51,493 903 34,110 (18,691) 67,814
Cash collateral receivables on derivative instruments 35,594 1,221 10,074 (11,856) 35,033
Loans and advances to customers 90,168 229,861 101,231 (31,233) 390,027
Other financial assets measured at amortized cost 24,005 9,532 21,880 (2,029) 53,389
Total financial assets measured at amortized cost 289,641 332,339 222,649 (114,250) 730,379
Financial assets at fair value held for trading 95,810 173 13,899 (1,848) 108,034 of which: assets pledged as collateral that may be
sold or repledged by counterparties 41,056 0 5,578 (9,892) 36,742
Derivative financial instruments 149,447 5,925 35,106 (40,368) 150,109
Brokerage receivables 9,763 0 7,814 0 17,576
Financial assets at fair value not held for trading 45,302 4,354 26,843 (17,091) 59,408
Total financial assets measured at fair value through profit or loss 300,321 10,453 83,661 (59,308) 335,127
Financial assets measured at fair value

through other comprehensive income 1,953 0 286 0 2,239
Investments in subsidiaries and associates 54,323 33 0 (53,255) 1,101
Property, equipment and software 5,852 1,654 4,077 (267) 11,316
Goodwill and intangible assets 213 0 6,050 5 6,267
Deferred tax assets 1,624 276 7,470 (16) 9,354
Other non-financial assets 6,930 1,768 951 4 9,652
Total assets 660,856 346,522 325,144 (227,087) 1,105,436
Liabilities
Amounts due to banks

41,395 37,123 51,555 (118,477) 11,596
Payables from securities financing transactions measured at
amortized cost 9,425 247 13,303 (18,774) 4,202
Cash collateral payables on derivative instruments 35,528 1,518 11,191 (11,800) 36,436
Customer deposits 98,628 273,316 132,619 22,608 527,171
Funding from UBS Group AG measured at amortized cost 56,147 0 0 56,147
Debt issued measured at amortized cost 50,706 8,965 1 (173) 59,499
Other financial liabilities measured at amortized cost 4,903 2,221 5,554 (2,287) 10,391
Total financial liabilities measured at amortized cost 296,733 323,391 214,222 (128,903) 705,442
Financial liabilities at fair value held for trading 25,059 183 5,843 (1,570) 29,515
Derivative financial instruments 153,778 6,177 35,314 (40,363) 154,906
Brokerage payables designated at fair value 32,346 0 12,746 (7) 45,085
Debt issued designated at fair value 71,444 0 508 (110) 71,842
Other financial liabilities designated at fair value 17,888 0 17,074 (2,928) 32,033
Total financial liabilities measured at fair value through profit or loss 300,514 6,360 71,484 (44,977) 333,382
Provisions 1,904 239 1,041 (2) 3,183
Other non-financial liabilities 1,630 1,019 3,742 98 6,489
Total liabilities 600,782 331,009 290,490 (173,785) 1,048,496
Equity attributable to shareholders 60,075 15,513 34,313 (53,303) 56,598
Equity attributable to non-controlling interests 342 0 342
Total equity 60,075 15,513 34,655 (53,303) 56,940
Total liabilities and equity 660,856 346,522 325,144 (227,087) 1,105,436
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2022
Net cash flow from / (used in) operating activities 17,286 (1,165) (5,491) 10,630
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets (3) (3)
Disposal of subsidiaries, associates and intangible assets
2
157 453 1,120 1,729
Purchase of property, equipment and software (562) (292) (624) (1,478)
Disposal of property, equipment and software 161 161
Net (purchase) / redemption of financial assets measured

at fair value through other comprehensive
income
(943) 244 (699)
Purchase of debt securities measured at amortized cost
(22,602) (2,690) (5,500) (30,792)
Disposal and redemption of debt securities measured at amortized cost
14,442 870 3,487 18,799
Net cash flow from / (used in) investing activities (9,346) (1,663) (1,274) (12,283)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (12,215) (3) (31) (12,249)
Distributions paid on UBS AG shares (4,200) (4,200)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
78,866 550 41 79,457
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(66,526) (860) (284) (67,670)
Net cash flows from other financing activities (258) (337) (595)
Net activity related to group internal capital transactions and dividends 5,217 (2,088) (3,128) 0
Net cash flow from / (used in) financing activities 884 (2,401) (3,740) (5,257)
Total cash flow
Cash and cash equivalents at the beginning of the year 57,895 92,799 57,061 207,755
Net cash flow from / (used in) operating, investing and financing activities
8,824 (5,229) (10,505) (6,911)
Effects of exchange rate differences on cash and cash equivalents (3,111) (1,338) (1,196) (5,645)
Cash and cash equivalents at the end of the year
4
63,608 86,232 45,359 195,200
of which: cash and balances at central banks
4
48,607 84,465 36,291 169,363
of which: amounts due from banks
4
2,957 1,550 8,821 13,329
of which: money market paper
4,5
12,044 216 248 12,508
1 Cash flows generally represent

a third-party view from a UBS

AG consolidated perspective,

except for Net activity related

to group internal capital transactions

and dividends.

2 Includes cash proceeds from

the
sales of: UBS AG’s shareholding

in Mitsubishi Corp.-UBS Realty Inc.; UBS

AG’s wholly owned subsidiary

UBS Swiss Financial Advisers AG (including

a loan portfolio in UBS Switzerland AG);

UBS AG’s US alternative
investments administration

business; and

UBS AG’s

domestic wealth

management business

in Spain.

Also includes

dividends received

from associates.

3 Includes

funding from

UBS Group

AG to

UBS AG.

4 Balances with an original maturity

of three months or less.

USD
4,253
m of cash and cash equivalents

were restricted.

5 Money market paper is

included in the balance sheet under

Financial assets at fair value
held for trading, Financial assets measured at fair value through other comprehensive income,

Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2021
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 3,130 3,652 2,456 (703) 8,534
Interest expense from financial instruments measured at

amortized cost
(2,847) (520) (1,024) 1,025 (3,366)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 1,229 254 228 (274) 1,437
Net interest income 1,512 3,386 1,660 48 6,605
Other net income from financial instruments measured

at fair value through
profit or loss 3,751 807 1,369 (83) 5,844
Fee and commission income 3,837 5,204 16,151 (770) 24,422
Fee and commission expense (810) (481) (1,450) 755 (1,985)
Net fee and commission income 3,027 4,723 14,702 (14) 22,438
Other income 7,555 221 1,560 (8,396) 941
Total revenues 15,845 9,137 19,291 (8,445) 35,828
Credit loss expense / (release) (65) (98) (10) 24 (148)
Personnel expenses 3,401 2,098 10,161 1 15,661
General and administrative expenses 4,255 3,442 4,474 (2,696) 9,476
Depreciation, amortization and impairment of non-financial

assets
949 285 755 (114) 1,875
Operating expenses 8,605 5,825 15,390 (2,809) 27,012
Operating profit / (loss) before tax 7,305 3,409 3,910 (5,660) 8,964
Tax expense / (benefit) 203 622 1,090 (11) 1,903
Net profit / (loss) 7,102 2,788 2,820 (5,649) 7,061
Net profit / (loss) attributable to non-controlling interests 0 0 29 0 29
Net profit / (loss) attributable to shareholders 7,102 2,788 2,792 (5,649) 7,032
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at

ubs.com/investors for

information prepared

in accordance

with Swiss GAAP.

2 The

”Other subsidiaries“

column includes consolidated

information for

the UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2021
Comprehensive income attributable to shareholders
Net profit / (loss) 7,102 2,788 2,792 (5,649) 7,032
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (1) (419) (607) 517 (510)
Financial assets measured at fair value through other
comprehensive income, net of tax 0 (157) 0 (157)
Cash flow hedges, net of tax (1,129) (279) (250) (17) (1,675)
Cost of hedging, net of tax (26) (26)
Total other comprehensive income that may be reclassified to the income statement, net of tax
(1,155) (699) (1,014) 500 (2,368)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 170 (135) 67 0 102
Own credit on financial liabilities designated at fair value, net of tax 46 46
Total other comprehensive income that will not be reclassified to the income statement, net of tax
217 (135) 67 0 148
Total other comprehensive income (939) (834) (947) 500 (2,220)
Total comprehensive income attributable to shareholders 6,163 1,954 1,845 (5,149) 4,813
Total comprehensive income attributable to non-controlling interests
13 13
Total comprehensive income 6,163 1,954 1,858 (5,149) 4,826
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG

standalone financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column

includes consolidated

information

for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2021
Net cash flow from / (used in) operating activities 5,714 2,131 22,718 30,563
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets (1) (1)
Disposal of subsidiaries, associates and intangible assets
2
16 0 577 593
Purchase of property, equipment and software (656) (276) (650) (1,581)
Disposal of property, equipment and software 294 1 295
Net (purchase) / redemption of financial assets measured

at fair value through other comprehensive
income (817) 67 (750)
Purchase of debt securities measured at amortized cost
(1,840) (45) (3,038) (4,922)
Disposal and redemption of debt securities measured at amortized cost
1,033 817 2,658 4,507
Net cash flow from / (used in) investing activities (1,970) 495 (385) (1,860)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (3,073) (21) 0 (3,093)
Distributions paid on UBS AG shares (4,539) (4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
97,250 1,177 193 98,619
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(78,385) (1,093) (320) (79,799)
Net cash flows from other financing activities (280) 20 (261)
Net activity related to group internal capital transactions and dividends 5,240 (537) (4,702) 0
Net cash flow from / (used in) financing activities 16,212 (475) (4,811) 10,927
Total cash flow
Cash and cash equivalents at the beginning of the year 39,400 93,342 40,689 173,430
Net cash flow from / (used in) operating, investing and financing activities
19,957 2,151 17,523 39,630
Effects of exchange rate differences on cash and cash equivalents (1,462) (2,693) (1,151) (5,306)
Cash and cash equivalents at the end of the year
4
57,895 92,799 57,061 207,755
of which: cash and balances at central banks
4
53,729 91,031 47,946 192,706
of which: amounts due from banks
4
3,258 1,588 8,975 13,822
of which: money market paper
4,5
908 179 139 1,227
1 Cash flows generally represent

a third-party view from a UBS

AG consolidated perspective,

except for Net activity related

to group internal capital transactions

and dividends.

2 Includes cash proceeds from

the
sale of the minority stake in Clearstream Fund Centre AG and dividends received from associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Balances with an original maturity of three months or less.
USD 3,408
m of cash and cash equivalents were restricted.

5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.